SCHEDULE OF FOREIGN CURRENCY TRANSLATION EXCHANGE RATES (Details)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Year End [Member]
Debt Instrument [Line Items]
Foreign currency exchange rate, translation	6.9931	7.2993	7.0999
Average [Member]
Debt Instrument [Line Items]
Foreign currency exchange rate, translation	7.1875	7.1957	7.0809